Document and Entity Information	0 Months Ended
Jul. 01, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 01, 2014
Registrant Name	SENTINEL GROUP FUNDS INC
Central Index Key	0000225843
Amendment Flag	false
Document Creation Date	Jul. 01, 2014
Document Effective Date	Jul. 01, 2014
Prospectus Date	Mar. 30, 2014
Sentinel Balanced Fund | Class A
Risk/Return:
Trading Symbol	SEBLX
Sentinel Balanced Fund | Class C
Risk/Return:
Trading Symbol	SBACX
Sentinel Balanced Fund | CLASS I
Risk/Return:
Trading Symbol	SIBLX
Sentinel Government Securities Fund | Class A
Risk/Return:
Trading Symbol	SEGSX
Sentinel Government Securities Fund | Class C
Risk/Return:
Trading Symbol	SCGGX
Sentinel Government Securities Fund | CLASS I
Risk/Return:
Trading Symbol	SIBWX
Sentinel Low Duration Bond Fund | Class A
Risk/Return:
Trading Symbol	SSIGX
Sentinel Low Duration Bond Fund | Class S
Risk/Return:
Trading Symbol	SSSGX
Sentinel Low Duration Bond Fund | Class I
Risk/Return:
Trading Symbol	SSBDX
Sentinel Multi-Asset Income Fund | Class A
Risk/Return:
Trading Symbol	SECMX
Sentinel Multi-Asset Income Fund | Class C
Risk/Return:
Trading Symbol	SMKCX
Sentinel Multi-Asset Income Fund | Class I
Risk/Return:
Trading Symbol	SCSIX
Sentinel Total Return Bond Fund | Class A
Risk/Return:
Trading Symbol	SATRX
Sentinel Total Return Bond Fund | Class C
Risk/Return:
Trading Symbol	SCTRX
Sentinel Total Return Bond Fund | Class I
Risk/Return:
Trading Symbol	SITRX